Supplementary Cash Flow Information - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net (purchases) sales of securities classified at FVTPL
Short term investments	$ (2,138.1)	$ (4,646.5)
Bonds	287.2	3,618.7
Preferred stocks	(24.5)	(52.4)
Common stocks	18.4	898.3
Net Derivatives	(479.2)	(184.8)
Net sales of securities classified as FVTPL	(2,336.2)	(366.7)
Changes in operating assets and liabilities
Net increase in restricted cash and cash equivalents	(187.8)	(170.3)
Provision for losses and loss adjustment expenses	1,884.3	1,171.5
Provision for unearned premiums	1,243.2	893.9
Insurance contract receivables	(496.7)	(383.9)
Insurance contract payables	441.9	616.5
Recoverable from reinsurers	(898.8)	(1,112.3)
Other receivables	104.9	192.4
Accounts payable and accrued liabilities	(45.4)	3.8
Other	(172.4)	(297.0)
Changes in operating assets and liabilities	1,873.2	914.6
Net interest and dividends received
Interest and dividends received	789.8	819.2
Interest paid on borrowings	(370.4)	(376.9)
Interest paid on lease liabilities	(62.4)	(60.4)
Net interest and dividends received	357.0	381.9
Net income taxes paid	$ (63.3)	$ (178.9)